Loss per Share (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Loss Per Share [Abstract]
Loss per Share, Basic and Diluted
The following table sets forth the computation of the basic and diluted net loss per share attributable to the Class 1 and Class 2 common stockholders, which have the same rights and privileges except for voting rights, for the for the three months ended March 31, 2021 and 2020 (in thousands, except per share amounts):

	March 31,
	2021	2020
Numerator:
Net loss	$(22,794)	$(7,097)
Denominator:
Weighted-average common shares outstanding	144,207	99,804
Net loss per share attributable to common stockholders (Class 1 and Class 2), basic and diluted	$(0.16)	$(0.07)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020, 2019 and 2018 (in thousands, except per share amounts), as retroactively adjusted (refer to Note 1):

	December 31,
	2020	2019	2018
Numerator:
Net loss	$(17,027)	$(22,803)	$(18,231)
Denominator:
Weighted-average common shares outstanding	100,022,546	99,272,157	97,951,673
Net loss per share attributable to common stockholders, basic and diluted	$(0.17)	$(0.23)	$(0.19)

Antidilutive Securities Excluded from Computation of Diluted Earnings per Share
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations because they would be antidilutive, were as follows as of the dates presented, based on the underlying shares and not considering all factors that would be involved in determining the common stock equivalents:

	March 31,
	2021	2020
Options to purchase common stock	22,383,267	12,870,603
Restricted Stock Units (RSU’s)	834,228	—
Warrants	12,500,000	12,500,000
	35,717,495	25,370,603

Potentially dilutive securities, as retroactively adjusted (refer to Note 1), that were not included in the diluted per share calculations because they would be antidilutive, were as follows as of the dates presented, based on the underlying shares and not considering all factors that would be involved in determining the common stock equivalents:

	December 31,
	2020	2019	2018
Options to purchase common stock	16,170,737	11,653,411	12,591,770
Series C Warrants	105,005	105,005	105,005
	16,275,742	11,758,416	12,696,775